Non-Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2024
Non-current provisions [abstract]
Non-Current Liabilities - Provisions	Note 28. Non-Current Liabilities - Provisions

	June 30, 2024	June 30, 2023

	US$	US$
Long service leave	9,877	7,631
Total non-current provisions	9,877	7,631